TAXES ON INCOME (Details)	12 Months Ended
Dec. 31, 2013
Development Region A [Member]
Income Tax Expenses Benefit [Line Items]
2011-2012	10.00%
2013	7.00%
2014 onwards	9.00%
Other Areas Within Israel [Member]
Income Tax Expenses Benefit [Line Items]
2011-2012	15.00%
2013	12.50%
2014 onwards	16.00%